CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net earnings	$ 14,439	$ 12,121	$ 10,111
Adjustments to reconcile net earnings to net cash provided from operating activities:
Depreciation	3,162	3,183	2,958
Amortization	1,033	980	951
Deferred taxes	2,428	(1,330)	9
Premium amortization, net of discount accretion	4,576	4,974	4,196
Net realized gain on securities transactions	(167)	(82)	(77)
Gain on loans held for sale	(1,981)	(1,718)	(1,053)
Provision for loan losses	2,850	3,640	2,175
Origination of loans held for sale	(64,817)	(62,620)	(59,217)
Proceeds from loans held for sale	67,465	65,642	60,318
Write-down of other real estate and repossessed assets	12	122	172
Net (gain) loss on sale of premises, equipment, other real estate owned and other assets	(906)	108	132
Stock based compensation	355	211	237
Net change in accrued interest receivable and other assets	(15)	(3,786)	(3,781)
Net change in accrued interest payable and other liabilities	1,235	964	(8,917)
Net cash provided by operating activities	29,669	22,409	8,214
Securities available for sale:
Purchases	(517,155)	(250,485)	(414,191)
Proceeds from sales	213,813	103,942	140,668
Proceeds from maturities and principal repayments	225,516	259,719	246,113
Securities held to maturity:
Purchases	0	(86,642)	(9,088)
Proceeds from sales	3,298	1,866	0
Proceeds from maturities and principal repayments	9,516	18,336	13,835
Net purchases of premises and equipment	(2,320)	(1,599)	(4,013)
Net proceeds from sale of premises, equipment, other real estate owned and other assets	2,279	2,609	1,290
Net increase in loans	(118,754)	(184,126)	(120,155)
Net cash used in investing activities	(183,807)	(133,981)	(147,495)
Cash flows from financing activities
Net change in deposits	99,529	105,966	229,458
Net change in securities sold under agreements to repurchase	2,020	(2,104)	3,565
Proceeds from FHLB advances	60,000	120,178	0
Repayment of FHLB advances	(70,017)	(86,350)	(90,197)
Proceeds from other debt	2,000	19,000	18,000
Repayment of other debt	(20,286)	(18,714)	(11,000)
Issuance of debentures	0	0	9,000
Repayments of debentures	(5,500)	(2,000)	(2,000)
Purchase of treasury stock	0	(12,218)	(14,568)
Sale of treasury stock	0	8,557	0
Exercise of stock options	84	36	0
Sale of common stock	55,755	0	7,266
Cash dividends	(5,562)	(4,615)	(4,526)
Net cash provided by financing activities	118,023	127,736	144,998
Net change in cash and cash equivalents	(36,115)	16,164	5,717
Cash and cash equivalents at beginning of year	127,543	111,379	105,662
Cash and cash equivalents at end of year	91,428	127,543	111,379
Supplemental disclosures of cash flow information
Interest paid	12,119	10,966	7,929
Income taxes paid	6,660	5,810	3,350
Supplemental schedule of noncash investing and financing activities
Transfer loans to other real estate owned and repossessed assets	1,775	6,241	808
Common stock issued in acquisitions	0	0	27,676
Transfer of KSOP shares	0	(8,261)	0
Terminated KSOP put option	(34,300)	0	0
Net change in fair value of KSOP shares	2,639	1,538	(1,513)
Denton, Texas Branch Location
Securities held to maturity:
Acquisition of business, net of cash paid	0	2,399	0
DCB
Securities held to maturity:
Acquisition of business, net of cash paid	0	0	(2,308)
Texas Leadership Bank
Securities held to maturity:
Acquisition of business, net of cash paid	$ 0	$ 0	$ 354